UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

			CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30/09

				Date of reporting period:	6/30/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

JUNE 30, 2009

                          A TAX-FREE INCOME INVESTMENT

               [LOGO OF NARRANGANSETT INSURED TAX-FREE INCOME FUND:
              RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
                    WAVES AND THREE SEAGULLS FLYING ABOVE IT]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (R)

[LOGO OF NARRANGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
WAVES AND THREE SEAGULLS FLYING ABOVE IT]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN 15 YEARS

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                       "SOME COMFORT IN UNSETTLING TIMES"

                                                                    August, 2009

Dear Fellow Shareholder:

      We know it. And, you know it too. The United States has seen better economic days.

      Like it or not, unpleasant market cycles do occur periodically. This tends to distract some people's focus from the longer-term objective that influenced their investment decision in the first place.

      Our shareholder and financial professional surveys have consistently indicated over the years that the original investment objective and decision for investors in Narragansett Insured Tax-Free Income Fund, has generally been aligned with the Fund's objective: to seek as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

      How does the Fund seek to fulfill its and your investment objective?

      Perhaps the single most significant matter we wish to emphasize is the element of professional management that we have continually sought to bring to bear on your behalf. The job of investment managers is to be keen observers of the scene, setting aside emotions. This is particularly true in the constantly changing environment that exists today. One must make every effort to be as objective as possible, adjusting the portfolio of investments as necessary, to try to be of most benefit to shareholders.

      Management of Narragansett  Insured Tax-Free Income Fund and its municipal
bond  portfolio   management  team  believe  that  when  you  are  dealing  with investments, quality counts.

      As you may recall, there are nine separate credit ratings assignable to municipal securities, ranging from the most conservative to the highly speculative. For protection of investors' capital, the Fund's prospectus intentionally limits its purchases to securities rated (or, if unrated, deemed by the Investment Sub-Adviser to be) investment grade quality - that is rated within the four highest credit ratings: AAA, AA, A, AND BBB.

                         NOT A PART OF THE ANNUAL REPORT

      In general, the higher the quality rating of a municipal security, the greater or more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. While exaggerated price changes may occur in emotionally charged securities markets, they normally are not reflective of a municipal issuer's capability to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

      We can assure you that the Fund's portfolio management team pays considerable attention to this factor before any security is purchased for the portfolio as well as in conducting continuing analysis and evaluation with each and every security once it is a part of the Fund's investment portfolio. It is additionally important for you to know that, with any insured securities, our portfolio management team has always sought to look beyond the insurance to the credit quality of the underlying issuer rather than relying upon any insurance.

      We fully recognize that the current times can be unsettling. However, we hope that you are comforted to know that we believe you have a knowledgeable team of financial experts, which has continually sought to carefully choose the securities in the Fund's portfolio and seeks to continuously monitor your investment in Narragansett Insured Tax-Free Income Fund.

                                   Sincerely,


                                [PHOTO OMITTED]

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF NARRANGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
WAVES AND THREE SEAGULLS FLYING ABOVE IT]

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

Narragansett Insured Tax-Free Income Fund (the "Fund") seeks to provide as high a level of double tax-free income as possible while staying within the intentionally self-imposed quality restraints. The Fund strives to accomplish this by generally purchasing only those municipal securities rated AAA by a nationally renowned credit rating service. As an extra measure of credit protection to shareholders, all securities owned by the Fund are insured to provide for the timely payment of principal and interest when due. We strive to maintain a maximum average maturity profile of less than 12 years for the Fund's portfolio in order to produce a reasonable level of income return with relatively high stability for the Fund's share price. At the June 30, 2009 fiscal year-end, the portfolio had an average maturity of 8.6 years.

Equity markets have performed admirably in the most recent quarter as all major U.S. equity markets are feeling some relief as the economy shows some signs of recovery. As of June 30, 2009, the Dow Jones Industrials, S&P 500, and NASDAQ indices had found their way back from the brink and posted year-to-date returns of -2.01%, 3.16%, and 16.98%, respectively. International stock markets, having not fared well in 2008, have bounced back as well during the first half of 2009. The Europe, Australasia, and Far East (EAFE) Index has risen by 8.09% year-to-date besting most of the U.S. market. The latest jobs data shows that job losses continue to rise as the unemployment rate nationally has reached 9.5%. Although the unemployment rate is a lagging indicator, it is generally expected that the rate will move higher over the next few months before leveling off. In the near term, the Federal government fiscal stimulus is expected to offset some of the weakness of the consumer sector. However, the fiscal stimulus has been slow to arrive and, in our estimate, will not likely have an impact upon the U.S. economy until 2010.

With the amount of monetary and fiscal stimulus being introduced, we believe inflation appears to be on the horizon. The main concern as a fixed income portfolio manager is with both monetary and fiscal stimulus-when does inflation kick in and when does it end? We feel that the full effect of both forms of stimulus have yet to be felt in higher prices but expect that within the next year or so we will begin to feel the effects of inflation. The Federal Reserve (the "Fed") has brought the Federal Funds target rate to 0.00% - 0.25% and expects this range to be supported for quite some time. In addition, the quantitative easing the Fed has provided is unprecedented and concerns abound that monetary policy may prove difficult to maneuver once the Fed must provide a less accommodating stance. The markets have moved in sympathy with the yield curve, steepening in anticipation of higher inflation. If you leave out food and energy, consumer inflation numbers look reasonable in our view. Producer prices appear ominous to us but that has yet to translate into higher consumer prices.

While the Fed appears to be jawboning the policy tightening theme, U.S. Treasuries are beginning to digest the latest market data that predicts a more protracted economic downturn. In addition, the Fed has increased its purchases of U.S. Treasury and U.S. Agency securities, keeping intermediate and longer-term rates low. The fiscal stimulus needed to fund the bailout and stimulus programs depends on the U.S. Treasury continuing to issue securities to fund these massive programs. Ultimately, buyers will require a higher yield to invest in these securities. As the U.S. continues in recession, foreign buyers will need to maintain their appetite for U.S. debt in order to keep interest rates in check. Should foreign appetite for U.S. bonds weaken, interest rates would be expected to rise further.

The average annual return for the Fund's Class A shares for the full year ending June 30, 2009 was 4.30%. This was below the 6.73% return of the Barclays Capital U.S. Treasury Index for the same period. Returns during this period for the Dow, S&P 500, and NASDAQ were -22.99%, -26.21%, and -19.13%, respectively. Returns for the Fund were somewhat volatile during the latter half of 2008 as the municipal market in general was rocked by the auction-rate securities debacle and a "flight to quality" towards the end of 2008. Municipal market returns for the first half of 2009 were impressive as investors took advantage of higher municipal yields relative to other fixed income instruments.

As has always been the case, it is most important to look at the underlying credit rating(s) when buying bonds for the portfolio. Insurance is a secondary factor that can provide additional liquidity and safety to ensure timely payment of interest and the ultimate payment of principal. As your locally-based portfolio managers, we do not rely solely on insurance. Rather, we use our knowledge of the city, town, or project in which we are investing. This should be of additional comfort to you, our shareholders, particularly during these uncertain times.

Given the current Federal and Rhode Island income tax rates, we believe Narragansett Insured Tax-Free Income Fund presently produces an attractive yield for Rhode Island residents when compared to taxable fixed-income securities.

Management believes that having available to the Fund a locally-based investment manager, with extensive knowledge and experience in the Rhode Island municipal market continues to add considerable value to the portfolio and provides a distinct benefit to Fund shareholders.

The Fund's investment sub-adviser intends to continue to oversee the portfolio with a strong emphasis on achieving a balance between share price stability, acceptable double tax-free income return, and the highest standards of credit quality.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Narragansett Insured Tax-Free Income Fund for the 10-year period ended June 30, 2009 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the "Barclays Capital Index") (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance for the limited number of states in which the Narragansett Insured Tax-Free Income Fund may invest.

[Graphic of a line chart with the following information:]

                               NITFIF               NITFIF
           Cost of      Fund Class A Shares   Fund Class A Shares     Barclays
        Living Index      no sales charge      with sales charge   Capital Index
6/99       10,000              10,000                 9,600            10,000
6/00       10,373              10,217                 9,812            10,403
6/01       10,710              11,213                10,768            11,322
6/02       10,824              11,881                11,410            12,110
6/03       11,053              12,966                12,451            13,057
6/04       11,414              12,833                12,324            13,102
6/05       11,703              13,761                13,215            13,807
6/06       12,208              13,662                13,120            13,854
6/07       12,536              14,222                13,657            14,434
6/08       13,166              14,773                14,187            15,214
6/09       12,978              15,465                14,821            16,238

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                           FOR PERIODS ENDED JUNE 30, 2009
                                                       ----------------------------------------
                                                                                        SINCE
                                                       1 YEAR   5 YEARS   10 YEARS    INCEPTION
                                                       ------   -------   --------    ---------
Class A (commenced operations on 9/10/92)
  With Maximum Sales Charge .....................       0.16%     2.85%     4.03%       4.88%
  Without Sales Charge ..........................       4.30      3.70      4.46        5.14
Class C (commenced operations on 5/01/96)
  With CDSC .....................................       2.39      2.85      3.57        3.85
  Without CDSC ..................................       3.42      2.85      3.57        3.85
Class I (commenced operations on 11/04/98)
  No Sales Charge ...............................       4.17      3.61      4.40        4.05
Class Y (commenced operations on 5/01/96)
  No Sales Charge ...............................       4.46      3.86      4.61        4.97
Barclays Capital Index ..........................       6.73      4.39      4.97        5.27* (Class A)
                                                                                        4.32** (Class C&Y)
                                                                                        4.63+ (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y and Class I shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

*     From commencement of operations on 9/10/92.
**    From commencement of operations on 5/01/96.
+     From commencement of operations on 11/04/98.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Narragansett Insured Tax-Free Income Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Narragansett Insured Tax-Free Income Fund as of June 30, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 2005 were audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Narragansett Insured Tax-Free Income Fund as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 28, 2009

--------------------------------------------------------------------------------

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2009

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (38.6%)                            OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  Bristol, Rhode Island
$  2,200,000      4.000%, 02/15/26 Assured Guaranty Insured ............     Aa2/AAA/NR    $  2,210,406
   2,500,000      4.375%, 02/15/29 Assured Guaranty Insured ............     Aa2/AAA/NR       2,526,300
                  Coventry, Rhode Island
     550,000      5.000%, 11/01/16 AMBAC Insured .......................      A1/NR/NR          577,049
     550,000      5.000%, 11/01/17 AMBAC Insured .......................      A1/NR/NR          574,651
                  Cranston, Rhode Island
   1,000,000      4.250%, 04/01/18 National-re Insured .................    Baa1/A/BBB+       1,019,320
   1,000,000      4.250%, 04/01/19 National-re Insured .................    Baa1/A/BBB+       1,008,700
   1,000,000      4.300%, 04/01/20 National-re Insured .................    Baa1/A/BBB+       1,002,850
     250,000      5.000%, 02/15/22 FSA Insured .........................    Aa3/AAA/AA+         255,242
   1,000,000      4.500%, 04/01/23 National-re Insured .................    Baa1/A/BBB+       1,010,360
     250,000      5.000%, 02/15/24 FSA Insured .........................    Aa3/AAA/AA+         252,752
   2,455,000      4.625%, 07/01/25 FSA Insured .........................    Aa3/AAA/AA+       2,418,175
   1,500,000      4.500%, 04/01/26 National-re Insured .................    Baa1/A/BBB+       1,468,815
                  Cumberland, Rhode Island
     250,000      4.000%, 02/01/14 National-re FGIC Insured ............      A3/A/NR           263,075
     250,000      4.000%, 02/01/15 National-re FGIC Insured ............      A3/A/NR           259,775
     250,000      4.000%, 02/01/16 National-re FGIC Insured ............      A3/A/NR           257,885
     250,000      4.100%, 02/01/17 National-re FGIC Insured ............      A3/A/NR           257,955
   1,000,000      4.250%, 08/01/17 FSA Insured .........................    Aa3/AAA/AA+       1,086,740
     250,000      4.150%, 02/01/18 National-re FGIC Insured ............      A3/A/NR           257,265
     600,000      4.250%, 08/01/18  FSA Insured ........................    Aa3/AAA/AA+         648,258
   1,255,000      5.000%, 10/01/18 National-re Insured .................      A3/AA/NR        1,289,086
   1,040,000      5.200%, 10/01/21 National-re Insured .................      A3/A/NR         1,067,498
                  Lincoln, Rhode Island
   1,000,000      4.500%, 08/01/24 National-re Insured .................     Aa3/NR/AA-       1,041,130
   1,275,000      4.500%, 08/01/25 National-re Insured .................     Aa3/NR/AA-       1,321,040
   2,000,000      4.500%, 08/01/26 National-re Insured .................     Aa3/NR/AA-       2,062,240
                  New Shoreham, Rhode Island
     245,000      4.000%, 11/15/15 AMBAC Insured .......................      NR/AA/NR          254,036
     255,000      4.250%, 11/15/16 AMBAC Insured .......................      NR/AA/NR          264,606
     270,000      4.250%, 11/15/17 AMBAC Insured .......................      NR/AA/NR          279,385
     910,000      4.800%, 04/15/18 AMBAC Insured .......................      NR/AA/NR          946,364
     285,000      4.500%, 11/15/18 AMBAC Insured .......................      NR/AA/NR          295,961
   1,105,000      5.000%, 04/15/22 AMBAC Insured .......................      NR/AA/NR        1,143,377

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                        OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  Newport, Rhode Island
$  1,000,000      4.500%, 11/01/15 AMBAC Insured .......................     Aa3/NR/NR     $  1,046,110
   1,000,000      4.750%, 11/01/18 AMBAC Insured .......................     Aa3/NR/NR        1,036,800
     800,000      5.000%, 11/01/20 AMBAC Insured .......................     Aa3/NR/NR          829,312
                  North Kingstown, Rhode Island
     500,000      3.750%, 10/01/12 National-re FGIC Insured ............     Aa3/AA/NR          535,565
                  North Providence, Rhode Island
     500,000      4.700%, 09/15/14 FSA Insured .........................    Aa3/AAA/AA+         523,630
     500,000      3.650%, 10/15/14 FSA Insured .........................    Aa3/AAA/AA+         523,785
     500,000      3.750%, 10/15/15 FSA Insured .........................    Aa3/AAA/AA+         516,345
     250,000      4.000%, 10/15/17 FSA Insured .........................    Aa3/AAA/AA+         256,412
                  Pawtucket, Rhode Island
     250,000      4.400%, 09/15/10 AMBAC Insured .......................      A3/NR/NR          257,652
     910,000      4.000%, 04/15/14 AMBAC Insured .......................     A3/NR/BBB+         942,132
                  Providence, Rhode Island
     700,000      5.500%, 01/15/11 FSA Insured .........................    Aa3/AAA/AA+         700,140
     500,000      5.000%, 07/15/14 FSA Insured .........................    Aa3/AAA/AA+         566,000
   1,000,000      5.000%, 01/15/16 FGIC Insured (pre-refunded) .........       A3/A/A         1,070,870
   1,000,000      5.000%, 01/15/17 FGIC Insured (pre-refunded) .........       A3/A/A         1,070,870
   1,000,000      5.000%, 01/15/18 FGIC Insured (pre-refunded) .........       A3/A/A         1,070,870
                  South Kingstown, Rhode Island
     500,000      5.500%, 06/15/12 FGIC Insured (pre-refunded) .........     Aa2/NR/NR          529,020
                  State of Rhode Island
   4,000,000      5.000%, 08/01/14 Series A National-re FGIC Insured ...     Aa3/AA/AA-       4,208,680
   2,000,000      5.000%, 08/01/12 Series B National-re Insured ........     Aa3/AA/AA-       2,212,380
   1,000,000      5.000%, 06/01/14 Series B National-re FGIC Insured ...     Aa3/AA/AA-       1,048,050
   2,000,000      5.000%, 08/01/15 Series B National-re FGIC Insured ...     Aa3/AA/AA-       2,090,300
   1,000,000      5.250%, 11/01/11 Series C National-re Insured ........     Aa3/AA/AA-       1,089,220
   3,000,000      5.000%, 09/01/18 Series C National-re Insured ........     Aa3/AA/AA-       3,159,930
   2,000,000      5.000%, 09/01/19 Series C National-re Insured ........     Aa3/AA/AA-       2,108,340
   1,500,000      5.000%, 09/01/20 Series C National-re Insured ........     Aa3/AA/AA-       1,580,610
   2,000,000      4.500%, 02/01/17 National-re Insured .................     Aa3/AA/AA-       2,093,200
   2,000,000      5.250%, 11/01/17 FGIC Insured (pre-refunded) .........     Aa3/AA/AA-       2,252,320

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                        OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  Warwick, Rhode Island
$    250,000      4.000%, 07/15/11 AMBAC Insured .......................     A1/AA-/NR     $    264,167
     250,000      4.125%, 07/15/13 AMBAC Insured .......................     A1/AA-/NR          263,857
     665,000      4.250%, 07/15/14 AMBAC Insured .......................     A1/AA-/NR          696,321
     700,000      4.375%, 07/15/15 AMBAC Insured .......................     A1/AA-/NR          726,600
   1,000,000      4.000%, 08/01/16 FSA Insured  Series 2008 ............    Aa3/AAA/AA+       1,079,800
     770,000      4.600%, 07/15/17 AMBAC Insured .......................     A1/AA-/NR          794,109
   1,015,000      4.000%, 08/01/17 FSA Insured  Series 2008 ............    Aa3/AAA/AA+       1,084,994
     905,000      4.250%, 01/15/18 Syncora Guarantee Inc. Insured ......     A1/AA-/NR          922,041
     810,000      4.700%, 07/15/18 AMBAC Insured .......................     A1/AA-/NR          832,972
   1,000,000      5.000%, 01/15/19 National-re FGIC Insured ............     A1/AA-/NR        1,027,800
     855,000      4.750%, 07/15/19 AMBAC Insured .......................     A1/AA-/NR          875,537
     500,000      5.000%, 01/15/20 National-re FGIC Insured ............     A1/AA-/NR          513,150
                  West Warwick, Rhode Island
     500,000      4.875%, 03/01/16 AMBAC Insured .......................     A3/NR/BBB          519,050
     670,000      5.000%, 03/01/17 AMBAC Insured .......................     A3/NR/BBB          696,083
     700,000      5.050%, 03/01/18 AMBAC Insured .......................     A3/NR/BBB          725,788
     735,000      5.100%, 03/01/19 AMBAC Insured .......................     A3/NR/BBB          759,799
                  Westerly, Rhode Island
     900,000      4.000%, 07/01/17 National-re Insured .................     Aa3/AA-/NR         939,591
     900,000      4.000%, 07/01/18 National-re Insured .................     Aa3/AA-/NR         926,550
                  Woonsocket, Rhode Island
     655,000      4.450%, 12/15/12 National-re FGIC Insured ............     Baa1/NR/A-         667,858
     685,000      4.550%, 12/15/13 National-re FGIC Insured ............     Baa1/NR/A-         697,522
                                                                                           ------------
                  Total General Obligation Bonds .......................                     75,652,428
                                                                                           ------------

                  REVENUE BONDS (60.1%)
                  ------------------------------------------------------

                  DEVELOPMENT REVENUE BONDS (12.6%)
                  Providence, Rhode Island Redevelopment Agency
                      Revenue Refunding Public Safety Building Project
   1,925,000      5.200%, 04/01/11 Series A 1999 AMBAC Insured
                      (pre-refunded) ...................................     Baa2/NR/NR       2,011,587
     500,000      5.300%, 04/01/12 AMBAC Insured 1999 Series A
                      (pre-refunded) ...................................     Baa2/NR/NR         522,855
   2,000,000      4.750%, 04/01/22 AMBAC Insured Series A ..............     Baa2/A-/NR       1,868,220

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  DEVELOPMENT REVENUE BONDS (CONTINUED)
                  Rhode Island Convention Center Authority
                      Revenue Refunding
$  1,350,000      5.000%, 05/15/10 National-re Insured Series 1993 B ...     Baa1/A/NR     $  1,366,915
   2,000,000      5.000%, 05/15/21 FSA Insured .........................    Aa3/AAA/AA+       2,028,260
   1,500,000      5.500%, 05/15/27 Assured Guaranty Insured Series A ...     Aa2/AAA/AA       1,523,850
                  Rhode Island State Economic Development Corp.,
                      Airport Revenue
     540,000      4.625%, 07/01/26 Assured Guaranty Insured Series B ...     Aa2/AAA/AA         530,334
   1,670,000      5.000%, 07/01/13 National-re Insured Series C ........       A2/A/A         1,790,708
   1,000,000      5.000%, 07/01/18 Assured Guaranty Insured Series C ...     Aa2/AAA/AA       1,075,640
   1,500,000      5.000%, 07/01/22 National-re Insured Series C ........       A2/A/A         1,534,230
                  Rhode Island State Economic Development Corp.,
                      Motor Fuel Tax Revenue (Rhode Island
                      Department of Transportation)
     500,000      3.750%, 06/15/13 AMBAC Insured Series 2003 A .........      A2/A+/A           507,690
   1,000,000      4.000%, 06/15/15 Series A AMBAC Insured ..............      A2/A+/A         1,004,330
   2,385,000      4.700%, 06/15/23 Series 2003A AMBAC Insured ..........      A2/A+/A         2,356,118
   1,000,000      4.000%, 06/15/18 Series 2006A AMBAC Insured ..........      A2/A+/A           980,810
                  Rhode Island State Economic Development Corp.,
                      (Rhode Island Airport Corp. Intermodal
                      Facility Project)
   1,000,000      4.250%, 07/01/17 CIFG Assurance
                      North America, Inc. Insured ......................    Baa1/BBB+/NR        960,670
                  Rhode Island Economic Development Corp.
                      (Rhode Island Department of Transportation)
   1,500,000      5.250%, 06/15/21 Assured Guaranty Insured ............     Aa2/AAA/AA       1,561,245
                  Rhode Island State Economic Development Corp.,
                      University of Rhode Island
     750,000      4.800%, 11/01/11 Series 1999 FSA Insured .............     Aa3/NR/AA+         765,525
     750,000      4.900%, 11/01/12 Series 1999 FSA Insured .............     Aa3/NR/AA+         765,022
     750,000      4.900%, 11/01/13 Series 1999 FSA Insured .............     Aa3/NR/AA+         764,145
     750,000      5.000%, 11/01/14 Series 1999 FSA Insured .............     Aa3/NR/AA+         763,770
                                                                                           ------------
                  Total Development Revenue Bonds ......................                     24,681,924
                                                                                           ------------

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  HIGHER EDUCATION REVENUE BONDS (33.5%)
                  Providence, Rhode Island Public Building Authority,
                      School Projects
$    500,000      5.500%, 12/15/14 Series 1996 B National-re Insured ...     Baa1/A/NR     $    500,065
     500,000      5.500%, 12/15/15 Series 1996 B National-re Insured ...     Baa1/A/NR          500,070
   1,000,000      5.250%, 12/15/14 Series 1998 A FSA Insured ...........    Aa3/AAA/AA+       1,020,560
     685,000      5.000%, 12/15/18 Series 1998 A FSA Insured ...........    Aa3/AAA/AA+         695,727
     500,000      5.125%, 12/15/14 Series 1999 A AMBAC Insured .........     Baa1/A-/NR         505,405
     250,000      5.250%, 12/15/15 Series 1999 A AMBAC Insured .........     Baa1/A-/NR         251,983
   1,500,000      5.250%, 12/15/17 Series 1999 A AMBAC Insured .........     Baa1/A-/NR       1,499,955
   1,000,000      5.250%, 12/15/19 Series 1999 A AMBAC Insured .........     Baa1/A-/NR         964,150
   1,395,000      4.000%, 12/15/12 Series 2003 A National-re Insured ...     Baa1/A/NR        1,424,672
   1,450,000      4.000%, 12/15/13 Series 2003 A National-re Insured ...     Baa1/A/NR        1,462,514
   1,505,000      4.000%, 12/15/14 Series 2003 A National-re Insured ...     Baa1/A/NR        1,501,328
   1,570,000      4.000%, 12/15/15 Series 2003 A National-re Insured ...     Baa1/A/NR        1,536,543
   1,630,000      4.000%, 12/15/16 Series 2003 A National-re Insured ...     Baa1/A/NR        1,561,768
     150,000      5.500%, 12/15/13 National-re Insured 2006 Series B ...     Baa1/A/NR          150,015
                  Rhode Island Economic Development Corp. Rhode
                      Island Department of Transportation
     395,000      5.000%, 06/15/10 National-re FGIC Insured
                      Series 2006 A ....................................     Aa3/A+/AA-         405,432
                  Rhode Island Health & Education Building Corp.,
                      Brown University
   2,000,000      5.250%, 09/01/17 Series 1993 National-re Insured .....     Aa1/AA+/NR       2,093,060
                  Rhode Island Health & Education Building Corp.,
                      Bryant College
   1,000,000      5.125%, 06/01/19 AMBAC Insured .......................      A2/A/NR         1,033,280
     230,000      5.000%, 12/01/21 AMBAC Insured .......................      A2/A/NR           235,212
                  Rhode Island Health & Education Building Corp.,
                      Higher Educational Facilities
   1,010,000      3.625%, 09/15/14 Series 2003 B National-re Insured ...     Baa1/A/NR        1,024,695
   1,050,000      4.000%, 09/15/15 Series 2003 B National-re Insured ...     Baa1/A/NR        1,069,435
   1,040,000      4.000%, 09/15/16 Series 2003 B National-re Insured ...     Baa1/A/NR        1,047,946
     600,000      3.625%, 09/15/14 Series 2003 C National-re Insured ...     Baa1/A/NR          608,730

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Education Building Corp.,
                      Higher Educational Facilities (continued)
$    500,000      4.000%, 09/15/15 Series 2003 C National-re Insured ...     Baa1/A/NR     $    509,255
     500,000      4.000%, 09/15/16 Series 2003 C National-re Insured ...     Baa1/A/NR          503,820
   1,500,000      4.250%, 05/15/21 Series A FSA Insured ................     Aa3/NR/AA+       1,461,720
   1,500,000      4.375%, 05/15/22 Series A FSA Insured ................     Aa3/NR/AA+       1,468,860
                  Rhode Island Health & Education Building Corp.,
                      Johnson & Wales University
     465,000      5.500%, 04/01/15 Series 1999 A National-re Insured ...     Baa1/A/NR          475,267
     900,000      5.500%, 04/01/16 Series 1999 A National-re Insured ...     Baa1/A/NR          910,008
     785,000      5.500%, 04/01/17 Series 1999 A National-re Insured ...     Baa1/A/NR          789,836
   1,360,000      4.000%, 04/01/12 Series 2003
                      Syncora Guarantee Inc. Insured ...................     NR/NR/NR*        1,346,046
   3,210,000      4.000%, 04/01/13 Series 2003
                      Syncora Guarantee Inc. Insured ...................     NR/NR/NR*        3,138,995
     500,000      5.250%, 04/01/14 Series 2003
                      Syncora Guarantee Inc. Insured ...................     NR/NR/NR*          507,575
   2,000,000      4.000%, 04/01/14 Series 2003
                      Syncora Guarantee Inc. Insured ...................     NR/NR/NR*        1,924,620
   1,300,000      5.000%, 04/01/29 National-re Insured .................     Baa1/A/NR        1,114,412
                  Rhode Island Health & Educational Building Corp.,
                      Higher Education Facility, Rhode Island School
                      of Design
     250,000      4.400%, 06/01/15 National-re Insured .................      A1/A/NR           260,670
     585,000      4.600%, 06/01/17 National-re Insured .................      A1/A/NR           607,131
     505,000      4.700%, 06/01/18 Series 2001 National-re Insured .....      A1/A/NR           522,251
     280,000      4.750%, 06/01/19 Series 2001 National-re Insured .....      A1/A/NR           288,019
   1,310,000      5.625%, 08/15/22 Syncora Guarantee Inc. Insured
                      Series D .........................................      A1/NR/NR        1,345,842
     900,000      5.000%, 08/15/23 Syncora Guarantee Inc. Insured
                      Series D .........................................      A1/NR/NR          899,046

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Educational Building Corp.,
                      Higher Education Facility, Roger Williams
                      University
$    500,000      5.000%, 11/15/24 AMBAC Insured .......................     NR/BBB/NR     $    487,930
                  Rhode Island Health & Education Building Corp.,
                      Lifespan Obligation
   2,500,000      5.000%, 05/15/20 FSA Insured Series A ................    Aa3/AAA/AA+       2,491,550
   1,900,000      5.250%, 05/15/26 National-re Insured .................      A3/A/NR         1,780,642
                  Rhode Island Health & Education Building Corp.,
                      Public School Financing
   1,000,000      5.000%, 05/15/17 Series 2006 A FSA Insured ...........    Aa3/AAA/AA+       1,097,100
     500,000      5.000%, 05/15/20 Series 2007 A FSA Insured ...........     Aa3/NR/AA+         520,060
   1,000,000      4.250%, 05/15/21 Series 2007 B FSA Insured ...........    Aa3/AAA/AA+         974,480
     500,000      5.000%, 05/15/17 FSA Insured 2008 Series A ...........     Aa3/NR/AA+         538,295
   2,000,000      4.750%, 05/15/29 FSA Insured Series A ................     Aa3/NR/AA+       1,922,780
                  Rhode Island Health & Education Building Corp.,
                      Roger Williams University
     500,000      5.125%, 11/15/11 AMBAC Insured .......................     NR/BBB/NR          507,410
   1,000,000      5.125%, 11/15/14 Series 1996 S AMBAC Insured .........     NR/BBB/NR        1,020,190
   1,000,000      5.000%, 11/15/18 Series 1996 S AMBAC Insured .........     NR/BBB/NR        1,008,040
                  Rhode Island Health & Educational Building Corp.,
                      University of Rhode Island
     300,000      5.200%, 09/15/16 Series 2000 B AMBAC Insured
                      (pre-refunded) ...................................      NR/A+/NR          318,852
     800,000      5.000%, 09/15/23 Series 2003 C Refunding
                      National-re Insured ..............................     Baa1/A/NR          807,768
   1,200,000      4.000%, 09/15/11 Series 2005 G AMBAC Insured .........      A1/A+/NR        1,267,092
   1,200,000      4.125%, 09/15/12 Series 2005 G AMBAC Insured .........      A1/A+/NR        1,291,176
   1,200,000      4.125%, 09/15/13 Series 2005 G AMBAC Insured .........      A1/A+/NR        1,295,484
   1,000,000      4.500%, 09/15/26 Series 2005 G Refunding
                      AMBAC Insured ....................................      A1/A+/NR          958,310

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Education Facilities Authority,
                      Providence College
$  1,000,000      4.250%, 11/01/14 Syncora Guarantee Inc. Insured ......      A2/NR/NR     $  1,028,970
   2,500,000      4.375%, 11/01/15 Syncora Guarantee Inc. Insured ......      A2/NR/NR        2,557,650
   2,500,000      4.500%, 11/01/16 Syncora Guarantee Inc. Insured ......      A2/NR/NR        2,544,050
   1,000,000      4.500%, 11/01/17 Syncora Guarantee Inc. Insured ......      A2/NR/NR        1,007,360
   1,000,000      5.000%, 11/01/24 Syncora Guarantee Inc. Insured
                      Series 2003 A ....................................      A2/NR/NR          992,530
                                                                                           ------------
                  Total Higher Education Revenue Bonds .................                     65,583,637
                                                                                           ------------

                  HOUSING REVENUE BONDS (0.5%)
                  Rhode Island Housing & Mortgage Finance Corp.
                      Homeowner Opportunity
   1,000,000      3.750%, 10/01/13 Series 50-A National-re Insured .....     A2/AA+/NR        1,042,550
                                                                                           ------------

                  LEASE REVENUE BONDS (1.4%)
                  Rhode Island Certificates of Participation (Central
                      Power Plant)
   1,000,000      4.000%, 10/01/20 Series D FSA Insured ................    Aa3/AAA/AA+       1,002,740
                  Rhode Island Certificates of Participation (Kent
                      County Court House Project)
     250,000      5.000%, 10/01/22 National-re Insured Series 2004 A ...     A1/AA-/A+          250,437
                  Rhode Island Certificates of Participation (School
                      for the Deaf Project)
   1,000,000      5.500%, 04/01/27 Series C 2009 AGC Insured ...........     Aa2/AAA/AA       1,005,150
     500,000      5.625%, 04/01/29 Series C 2009 AGC Insured ...........     Aa2/AAA/AA         503,115
                                                                                           ------------
                  Total Lease Revenue Bonds ............................                      2,761,442
                                                                                           ------------

                  POLLUTION CONTROL REVENUE BONDS (3.4%)
                  Rhode Island Clean Water Finance Agency, Water
                      Pollution Control Bonds
   1,800,000      5.000%, 10/01/18 Series 2002 B National-re Insured ...     Aaa/AA/NR        1,882,962
   4,765,000      4.375%, 10/01/21 Series 2002 B National-re Insured ...     Aaa/AA/NR        4,818,463
                                                                                           ------------
                  Total Pollution Control Revenue Bonds ................                      6,701,425
                                                                                           ------------

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  WATER AND SEWER REVENUE BONDS (7.1%)
                  Bristol County, Rhode Island Water Authority
$    750,000      5.250%, 07/01/17 Series 1997 A National-re Insured ...     Baa1/A/NR     $    750,435
   1,000,000      3.500%, 12/01/13 Series 2004 Refunding A
                      National-re Insured ..............................     Baa1/A/NR        1,025,860
   1,000,000      3.500%, 12/01/14 Series 2004 Refunding A
                      National-re Insured ..............................     Baa1/A/NR        1,011,280
                  Kent County, Rhode Island Water Authority
     500,000      4.000%, 07/15/12 Series 2002 A National-re Insured ...     Baa1/A/NR          537,755
   1,055,000      4.150%, 07/15/14 Series 2002 A National-re Insured ...     Baa1/A/NR        1,101,642
                  Narragansett, Rhode Island Bay Commission Water
                      Authority
     365,000      5.000%, 08/01/27 National-re Insured Series A ........    Baa1/AA-/NR         369,176
                  Rhode Island Clean Water Protection Finance Agency
   1,250,000      5.400%, 10/01/15 1993 Series A National-re Insured ...      Aaa/A/NR        1,380,875
     500,000      4.600%, 10/01/13 Series A AMBAC Insured ..............     Aaa/BBB/NR         503,005
     500,000      4.750%, 10/01/14 Series A AMBAC Insured ..............     Aaa/BBB/NR         502,820
   2,000,000      4.750%, 10/01/18 Series A AMBAC Insured ..............     Aaa/BBB/NR       2,006,460
     500,000      4.750%, 10/01/20 1999 Series A AMBAC Insured .........     Aaa/BBB/NR         501,115
     500,000      4.500%, 10/01/11 1993 Series B AMBAC Insured .........     Aa1/BBB/NR         503,675
   1,000,000      5.125%, 10/01/11 1999 Series C National-re Insured ...     Aaa/AA/NR        1,009,280
                  Rhode Island Water Resources Board Public
                      Drinking Water Protection
   1,500,000      4.000%, 03/01/14 Series 2002 National-re Insured .....     Baa1/A/NR        1,556,580
     595,000      4.250%, 03/01/15 Series 2002 National-re Insured .....    Baa1/AA-/NR         613,195
     405,000      4.250%, 03/01/15 Series 2002 National-re Insured
                      (pre-refunded) ...................................     NR/AA-/NR          436,821
                                                                                           ------------
                  Total Water and Sewer Revenue Bonds ..................                     13,809,974
                                                                                           ------------
                  OTHER REVENUE BONDS (1.6%)
                  Rhode Island Refunding Bond Authority State
                      Public Projects
     500,000      5.250%, 02/01/10 AMBAC Insured Series 1998 A .........     A1/AA-/NR          500,235

                                                                               RATING
   PRINCIPAL                                                                MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                   OR FITCH        VALUE
---------------   ------------------------------------------------------    ------------   ------------
                  OTHER REVENUE BONDS (CONTINUED)
                  State of Rhode Island Depositors Economic
                      Protection Corp.
$    445,000      6.550%, 08/01/10 National-re Insured ETM .............      NR/AA/NR     $    456,744
     500,000      6.000%, 08/01/17 Series 1992 B National-re
                      Insured ETM ......................................      NR/A/NR           542,555
     250,000      5.750%, 08/01/21 Series A FSA Insured ETM ............     NR/NR/NR*          297,370
   1,045,000      5.250%, 08/01/21 Series 1993 B National-re
                      Insured ETM (pre-refunded) .......................      NR/A/NR         1,110,427
     215,000      6.375%, 08/01/22 National-re Insured Series A ETM ....     NR/AA-/AAA         269,326
                                                                                           ------------
                  Total Other Revenue Bonds ............................                      3,176,657
                                                                                           ------------
                      Total Revenue Bonds ..............................                    117,757,609
                                                                                           ------------
                  Total Investments (cost $189,867,198-note 4) .........        98.7%       193,410,037
                  Other assets less liabilities ........................         1.3          2,622,842
                                                                               -----       ------------
                  Net Assets ...........................................       100.0%      $196,032,879
                                                                               =====       ============

                                                      Percent of
      PORTFOLIO DISTRIBUTION BY QUALITY RATING        PORTFOLIO+
      ----------------------------------------        ----------
      Aaa of Moody's or AAA of S&P or Fitch .......      22.2%
      Aa of Moody's or AA of S&P or Fitch .........      30.6
      A of Moody's or S&P or Fitch ................      40.1
      Baa of Moody's or BBB of S&P ................       3.4
      Not rated* ..................................       3.7
                                                        -----
                                                        100.0%
                                                        =====

      +     Calculated using the highest rating of the three rating services.
      *     Any  security not rated (NR) by any of the  approved  credit  rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

      Note: National Public Finance Guarantee Corporation (National-re) is the new name for Municipal Bond Investors Assurance Inc.'s U.S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
            AMBAC - American Municipal Bond Assurance Corp.
            CIFG  - CDC IXIS Financial Guaranty
            ETM   - Escrowed to Maturity
            FGIC  - Financial Guaranty Insurance Co.
            FSA   - Financial Security Assurance
            NR    - Not rated

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2009

ASSETS
  Investments at value (cost $189,867,198) .............................................    $     193,410,037
  Cash .................................................................................              429,344
  Interest receivable ..................................................................            2,264,732
  Receivable for Fund shares sold ......................................................              588,636
  Other assets .........................................................................               11,749
                                                                                            -----------------
  Total assets .........................................................................          196,704,498
                                                                                            -----------------
LIABILITIES
  Payable for Fund shares redeemed .....................................................              309,661
  Dividends payable ....................................................................              208,350
  Management fee payable ...............................................................               29,717
  Distribution and service fees payable ................................................               25,943
  Accrued expenses .....................................................................               97,948
                                                                                            -----------------
  Total liabilities ....................................................................              671,619
                                                                                            -----------------
NET ASSETS .............................................................................    $     196,032,879
                                                                                            =================
  Net Assets consist of:
  Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share ..............    $         187,728
  Additional paid-in capital ...........................................................          193,039,315
  Net unrealized appreciation on investments (note 4) ..................................            3,542,839
  Accumulated net realized loss on investments .........................................             (755,577)
  Accumulated net investment income ....................................................               18,574
                                                                                            -----------------
                                                                                            $     196,032,879
                                                                                            =================
CLASS A
  Net Assets ...........................................................................    $     134,071,032
                                                                                            =================
  Capital shares outstanding ...........................................................           12,839,130
                                                                                            =================
  Net asset value and redemption price per share .......................................    $           10.44
                                                                                            =================
  Maximum offering price per share (100/96 of $10.44 adjusted to nearest cent) .........    $           10.88
                                                                                            =================
CLASS C
  Net Assets ...........................................................................    $      11,821,705
                                                                                            =================
  Capital shares outstanding ...........................................................            1,132,274
                                                                                            =================
  Net asset value and offering price per share .........................................    $           10.44
                                                                                            =================
  Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
    during the first 12 months after purchase) .........................................    $           10.44*
                                                                                            =================
CLASS I
  Net Assets ...........................................................................    $         268,713
                                                                                            =================
  Capital shares outstanding ...........................................................               25,745
                                                                                            =================
  Net asset value, offering and redemption price per share .............................    $           10.44
                                                                                            =================
CLASS Y
  Net Assets ...........................................................................    $      49,871,429
                                                                                            =================
  Capital shares outstanding ...........................................................            4,775,646
                                                                                            =================
  Net asset value, offering and redemption price per share .............................    $           10.44
                                                                                            =================

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2009

INVESTMENT INCOME:

  Interest income ......................................................                      $ 7,882,500

Expenses:

  Management fee (note 3) ..............................................    $   917,913
  Distribution and service fees (note 3) ...............................        296,502
  Transfer and shareholder servicing agent fees (note 3) ...............        128,056
  Trustees' fees and expenses (note 8) .................................        124,179
  Legal fees (note 3) ..................................................         87,805
  Shareholders' reports and proxy statements ...........................         41,535
  Fund accounting fees .................................................         19,788
  Custodian fees (note 6) ..............................................         16,707
  Auditing and tax fees ................................................         16,301
  Insurance ............................................................          7,020
  Registration fees and dues ...........................................          6,030
  Chief compliance officer (note 3) ....................................          4,040
  Miscellaneous ........................................................         40,975
                                                                            -----------
  Total expenses .......................................................      1,706,851

  Management fee waived (note 3) .......................................       (582,932)
  Expenses paid indirectly (note 6) ....................................        (23,591)
                                                                            -----------
  Net expenses .........................................................                        1,100,328
                                                                                              -----------
  Net investment income ................................................                        6,782,172

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) from securities transactions ................        132,126
  Change in unrealized appreciation on investments .....................      1,940,606
                                                                            -----------
  Net realized and unrealized gain (loss) on investments ...............                        2,072,732
                                                                                              -----------
  Net change in net assets resulting from operations ...................                      $ 8,854,904
                                                                                              ===========

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED       YEAR ENDED
                                                                  JUNE 30, 2009     JUNE 30, 2008
                                                                  -------------     -------------
OPERATIONS:
  Net investment income ......................................    $   6,782,172     $   5,593,555
  Net realized gain (loss) from securities transactions ......          132,126            89,660
  Change in unrealized appreciation on investments ...........        1,940,606           146,976
                                                                  -------------     -------------
  Change in net assets from operations .......................        8,854,904         5,830,191
                                                                  -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
  Class A Shares:
  Net investment income ......................................       (4,658,407)       (3,893,537)

  Class C Shares:
  Net investment income ......................................         (316,526)         (369,761)

  Class I Shares:
  Net investment income ......................................          (11,043)          (25,275)

  Class Y Shares:
  Net investment income ......................................       (1,876,092)       (1,438,715)
                                                                  -------------     -------------
    Change in net assets from distributions ..................       (6,862,068)       (5,727,288)
                                                                  -------------     -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
  Proceeds from shares sold ..................................       34,987,531        34,062,506
  Net asset value of shares issued in connection
    with merger (note 10) ....................................       18,325,315                --
  Reinvested dividends and distributions .....................        3,073,562         2,606,015
  Cost of shares redeemed ....................................      (24,715,396)      (22,421,102)
                                                                  -------------     -------------
  Change in net assets from capital share transactions .......       31,671,012        14,247,419
                                                                  -------------     -------------
    Change in net assets .....................................       33,663,848        14,350,322

NET ASSETS:
  Beginning of period ........................................      162,369,031       148,018,709
                                                                  -------------     -------------
  End of period* .............................................    $ 196,032,879     $ 162,369,031
                                                                  =============     =============

  * Includes undistributed net investment income of: .........    $      18,574     $       8,100
                                                                  =============     =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2009

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective July 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the Schedule of Investments), used to value the Fund's net assets as of June 30, 2009:

        VALUATION INPUTS                               INVESTMENTS IN SECURITIES
        ----------------                               -------------------------
        Level 1 - Quoted Prices .....................      $             --
        Level 2 - Other Significant Observable Inputs
          Municipal Bonds ...........................           193,410,037
        Level 3 - Significant Unobservable Inputs ...                    --
                                                           ----------------
        Total .......................................      $    193,410,037
                                                           ================

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Fund's financial statements and the Fund has made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165,  "Subsequent  Events" (SFAS No.
      165). The Fund adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

      The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Fund does not invest in derivative instruments or engage in hedging activities. As a result, SFAS 161 did not impact the Fund's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Fund has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that implementation of FIN 48 did not have a material impact on the Fund's financial statements.

f) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) Management Arrangements:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's average net assets.

      Citizens Investment Advisors, a department of Citizens Bank, a division of RBS Citizens, N.A. (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the year ended June 30, 2009, the Fund incurred management fees of $917,913 of which $582,932 was waived. The Manager contractually undertook to waive fees and/or reimburse Fund expenses during the period July 1, 2008 through June 30, 2009 so that total Fund expenses would not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 1.05% for Class I Shares or 0.70% for Class Y Shares. Comparable expense limitations are in place for fiscal 2010.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor"), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2009, distribution fees on Class A Shares amounted to $186,284, of which the Distributor retained $4,301.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2009 amounted to $82,203. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2009, amounted to $27,401. The total of these payments with respect to Class C Shares amounted to $109,604, of which the Distributor retained $25,254.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended June 30, 2009, these payments were made at the average annual rate of 0.35% of such net assets amounting to $1,074 of which $614 related to the Plan and $460 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of intermediaries having offices within Rhode Island, with the bulk of sales commissions inuring to such intermediaries. For the year ended June 30, 2009, total commissions on sales of Class A Shares amounted to $234,682, of which the Distributor received $20,530.

c) Other Related Party Transactions:

      For the year ended June 30, 2009, the Fund incurred $87,299 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2009,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $39,548,440   and   $11,053,321,
respectively.

      At June 30, 2009, the aggregate tax cost for all securities was $189,849,871. At June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,756,699 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,196,533 for a net unrealized appreciation of $3,560,166.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At June 30, 2009, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return (see note 11a).

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At June 30, 2009, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                       Year Ended                       Year Ended
                                                     June 30, 2009                     June 30, 2008
                                            -----------------------------     -----------------------------
                                                Shares           Amount           Shares           Amount
                                            ------------     ------------     ------------     ------------
CLASS A SHARES:
  Proceeds from shares sold ............       1,706,352     $ 17,704,511        1,685,023     $ 17,703,105
  Shares issued in merger ..............       1,856,329       18,325,315               --               --
  Reinvested distributions .............         251,861        2,620,356          206,778        2,169,365
  Cost of shares redeemed ..............      (1,113,426)     (11,518,205)      (1,279,281)     (13,392,601)
                                            ------------     ------------     ------------     ------------
  Net change ...........................       2,701,116       27,131,977         (612,520)      (6,479,869)
                                            ------------     ------------     ------------     ------------
CLASS C SHARES:
  Proceeds from shares sold ............         391,685        4,081,253          242,233        2,541,616
  Reinvested distributions .............          12,753          132,607           12,955          135,823
  Cost of shares redeemed ..............        (347,338)      (3,595,851)        (534,010)      (5,606,965)
                                            ------------     ------------     ------------     ------------
    Net change .........................          57,100          618,009         (278,822)      (2,929,526)
                                            ------------     ------------     ------------     ------------
CLASS I SHARES:
  Proceeds from shares sold ............              --               --               55              591
  Reinvested distributions .............           1,064           11,043            2,411           25,257
  Cost of shares redeemed ..............         (27,004)        (282,093)         (30,490)        (319,333)
                                            ------------     ------------     ------------     ------------
    Net change .........................         (25,940)        (271,050)         (28,024)        (293,485)
                                            ------------     ------------     ------------     ------------
CLASS Y SHARES:
  Proceeds from shares sold ............       1,285,732       13,201,767        1,312,969       13,817,194
  Reinvested distributions .............          29,805          309,556           26,297          275,570
  Cost of shares redeemed ..............        (902,759)      (9,319,247)        (295,344)      (3,102,203)
                                            ------------     ------------     ------------     ------------
    Net change .........................         412,778        4,192,076        1,043,922       10,990,561
                                            ------------     ------------     ------------     ------------
Total transactions in Fund
  shares ...............................       3,145,054     $ 31,671,012        1,349,596     $ 14,247,419
                                            ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2009 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2009 was $94,500, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the year ended June 30, 2009, such meeting-related expenses amounted to $29,679.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund decreased undistributed net investment loss in the amount of $90,370, decreased additional paid-in capital in the amount of $20,372 and decreased accumulated realized loss in the amount of $69,998 at June 30, 2009. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2009. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2009, the Fund had a capital loss carryover of $405,450 of which $111,495 expires on June 30, 2013, $25,706 expires on June 30, 2014, $175,218 expires on June 30, 2015 and $93,031 expires on June 30, 2016. The Fund acquired $118,737 capital loss carryover related to the acquisition of Ocean State Tax-Exempt Fund. Due to loss limitation tax rules, an additional capital loss carryover of $350,127 becomes available during the year ending June 30, 2010. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      Tax character of distributions:

                                                  Year Ended June 30,
                                           ------------------------------
                                                2009             2008
                                           -------------    -------------
      Net tax-exempt income                $   6,771,698    $   5,598,407
      Ordinary income                             90,370          128,881
                                           -------------    -------------
                                           $   6,862,068    $   5,727,288
                                           =============    =============

      As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income      $     209,597
      Accumulated net realized loss             (405,450)
      Unrealized appreciation                  3,560,166
      Other temporary differences               (558,477)
                                           -------------
                                           $   2,805,836
                                           =============

      The difference between book basis and tax basis unrealized appreciation is atributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

10. TRANSFER OF NET ASSETS TRANSACTION

      On October 17, 2008, the Fund acquired the assets and liabilities of Ocean State Tax-Exempt Fund ("Ocean State"), pursuant to an agreement and plan of reorganization approved by the shareholders of Ocean State. Total shares issued by the Fund and total net assets of Ocean State and the Fund on the date of the transfer were as follows:

                     Shares Issued by     Total Nets Assets     Total Net Assets
 Acquired Fund          the Fund           of Ocean State         of the Fund
--------------------------------------------------------------------------------
 Ocean State           1,856,329             $18,325,315         $176,365,957

      The total net assets of the Ocean State portfolio before acquisition included unrealized appreciation of $133,026 and accumulated net realized loss of $468,864. Total net assets of the Fund immediately after the transfer were $194,691,272. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

11. RECENT DEVELOPMENTS

a) INSURERS: Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of most of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

b) SUB-ADVISER DEVELOPMENT: The Sub-Adviser of the Fund, is a department of Citizens Bank, a division of RBS Citizens, N.A., a bank subsidiary of Citizens Financial Group, Inc. ("CFG"). CFG is a wholly-owned subsidiary of The Royal Bank of Scotland Group, PLC ("RBSG").

      In December, 2008, the Treasury ( "HMT") of the United Kingdom ( "U.K.") acquired a controlling interest in RBSG. The investment is managed on a commercial basis by an arms-length company, UK Financial Investment Limited, which is wholly owned by HMT. This transaction resulted in the termination of the then existing sub-advisory agreement. A new sub-advisory agreement with substantially the same terms was approved by the shareholders of the Fund on April 21, 2009, and is currently in effect.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Class A
                                                  -----------------------------------------------------------------------
                                                                              Year Ended June 30,
                                                  -----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, beginning of period .........    $   10.39       $   10.37       $   10.34      $   10.79      $   10.49
                                                  ---------       ---------       ---------      ---------      ---------
Income (loss) from investment operations:
  Net investment income+ .....................         0.38++          0.38++          0.38+          0.38+          0.40+
  Net gain (loss) on securities
    (both realized and unrealized) ...........         0.06            0.03            0.04          (0.44)          0.31
                                                  ---------       ---------       ---------      ---------      ---------
  Total from investment operations ...........         0.44            0.41            0.42          (0.06)          0.71
                                                  ---------       ---------       ---------      ---------      ---------
Less distributions (note 9):
  Dividends from net investment income .......        (0.39)          (0.39)          (0.39)         (0.39)         (0.41)
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, end of period ...............    $   10.44       $   10.39       $   10.37      $   10.34      $   10.79
                                                  =========       =========       =========      =========      =========
Total return (not reflecting sales charge) ...         4.30%           4.00%           4.10%         (0.56)%         6.81%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $ 134,071       $ 105,330       $  98,749      $ 103,222      $ 105,910
  Ratio of expenses to average net assets ....         0.60%           0.64%           0.68%          0.67%          0.58%
  Ratio of net investment income to
    average net assets .......................         3.68%           3.63%           3.63%          3.61%          3.68%
  Portfolio turnover rate ....................         6.17%           2.87%           2.37%          7.25%          2.20%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

  Ratio of expenses to average net assets ....         0.90%           0.97%           1.03%          1.03%          0.96%
  Ratio of net investment income to
    average net assets .......................         3.38%           3.29%           3.28%          3.25%          3.31%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....         0.59%           0.63%           0.68%          0.67%          0.57%

                                                                                   Class C
                                                  -----------------------------------------------------------------------
                                                                             Year Ended June 30,
                                                  -----------------------------------------------------------------------
                                                     2009            2008            2007           2006          2005
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, beginning of period .........    $   10.39       $   10.37       $   10.34      $   10.79      $   10.48
                                                  ---------       ---------       ---------      ---------      ---------
Income (loss) from investment operations:
  Net investment income+ .....................         0.29++          0.29++          0.30+          0.29+          0.31+
  Net gain (loss) on securities
    (both realized and unrealized) ...........         0.06            0.03            0.03          (0.44)          0.31
                                                  ---------       ---------       ---------      ---------      ---------
  Total from investment operations ...........         0.35            0.32            0.33          (0.15)          0.62
                                                  ---------       ---------       ---------      ---------      ---------
Less distributions (note 9):
  Dividends from net investment income .......        (0.30)          (0.30)          (0.30)         (0.30)         (0.31)
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, end of period ...............    $   10.44       $   10.39       $   10.37      $   10.34      $   10.79
                                                  =========       =========       =========      =========      =========
Total return (not reflecting sales charge) ...         3.42%           3.12%           3.22%         (1.40)%         6.01%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $  11,822       $  11,169       $  14,034      $  16,602      $  19,031
  Ratio of expenses to average net assets ....         1.45%           1.51%           1.53%          1.52%          1.43%
  Ratio of net investment income to
    average net assets .......................         2.82%           2.76%           2.78%          2.76%          2.83%
  Portfolio turnover rate ....................         6.17%           2.87%           2.37%          7.25%          2.20%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

  Ratio of expenses to average net assets ....         1.75%           1.82%           1.88%          1.88%          1.81%
  Ratio of net investment income to
    average net assets .......................         2.52%           2.45%           2.43%          2.40%          2.45%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....         1.44%           1.48%           1.53%          1.52%          1.42%


----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Class I
                                                  -----------------------------------------------------------------------
                                                                               Year Ended June 30,
                                                  -----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, beginning of period .........    $   10.39       $   10.37       $   10.34      $   10.79      $   10.48
                                                  ---------       ---------       ---------      ---------      ---------
Income from investment operations:
  Net investment income ......................         0.37++          0.37++          0.38+          0.37+          0.39+
  Net gain (loss) on securities (both
    realized and unrealized) .................         0.06            0.03            0.03          (0.44)          0.32
                                                  ---------       ---------       ---------      ---------      ---------
  Total from investment operations ...........         0.43            0.40            0.41          (0.07)          0.71
                                                  ---------       ---------       ---------      ---------      ---------
Less distributions (note 9):
  Dividends from net investment income .......        (0.38)          (0.38)          (0.38)         (0.38)         (0.40)
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, end of period ...............    $   10.44       $   10.39       $   10.37      $   10.34      $   10.79
                                                  =========       =========       =========      =========      =========
Total return (not reflecting sales charge) ...         4.17%           3.84%           3.96%         (0.67)%         6.89%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $     269       $     537       $     826      $     761      $   1,098
  Ratio of expenses to average net assets ....         0.74%           0.81%           0.81%          0.79%          0.58%
  Ratio of net investment income to
    average net assets .......................         3.54%           3.47%           3.50%          3.48%          3.68%
  Portfolio turnover rate ....................         6.17%           2.87%           2.37%          7.25%          2.20%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

  Ratio of expenses to average net assets ....         1.04%           1.12%           1.15%          1.15%          0.96%
  Ratio of net investment income to
    average net assets .......................         3.24%           3.16%           3.15%          3.12%          3.30%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....         0.73%           0.77%           0.80%          0.79%          0.57%

                                                                                   Class Y
                                                  -----------------------------------------------------------------------
                                                                             Year Ended June 30,
                                                  -----------------------------------------------------------------------
                                                     2009            2008            2007           2006           2005
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, beginning of period .........    $   10.39       $   10.37       $   10.34      $   10.79      $   10.49
                                                  ---------       ---------       ---------      ---------      ---------
Income from investment operations:
  Net investment income ......................         0.40++          0.40++          0.40+          0.40+          0.41+
  Net gain (loss) on securities (both
    realized and unrealized) .................         0.05            0.03            0.04          (0.44)          0.31
                                                  ---------       ---------       ---------      ---------      ---------
  Total from investment operations ...........         0.45            0.43            0.44          (0.04)          0.72
                                                  ---------       ---------       ---------      ---------      ---------
Less distributions (note 9):
  Dividends from net investment income .......        (0.40)          (0.41)          (0.41)         (0.41)         (0.42)
                                                  ---------       ---------       ---------      ---------      ---------
Net asset value, end of period ...............    $   10.44       $   10.39       $   10.37      $   10.34      $   10.79
                                                  =========       =========       =========      =========      =========
Total return (not reflecting sales charge) ...         4.46%           4.16%           4.25%         (0.40)%         6.98%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $  49,871       $  45,332       $  34,409      $  32,239      $  27,998
  Ratio of expenses to average net assets ....         0.45%           0.51%           0.53%          0.52%          0.43%
  Ratio of net investment income to
    average net assets .......................         3.83%           3.75%           3.77%          3.76%          3.83%
  Portfolio turnover rate ....................         6.17%           2.87%           2.37%          7.25%          2.20%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

  Ratio of expenses to average net assets ....         0.75%           0.82%           0.87%          0.88%          0.81%
  Ratio of net investment income to
    average net assets .......................         3.53%           3.44%           3.43%          3.39%          3.45%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....         0.44%           0.47%           0.52%          0.52%          0.42%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30,  2009

                        ACTUAL
                      TOTAL RETURN       BEGINNING      ENDING       EXPENSES
                        WITHOUT           ACCOUNT      ACCOUNT     PAID DURING
                     SALES CHARGES(1)      VALUE        VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                  3.47%          $1,000.00     $1,034.70       $2.86
--------------------------------------------------------------------------------
Class C                  3.03%          $1,000.00     $1,030.30       $7.13
--------------------------------------------------------------------------------
Class I                  3.52%          $1,000.00     $1,035.20       $3.40
--------------------------------------------------------------------------------
Class Y                  3.55%          $1,000.00     $1,035.50       $2.11
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57%, 1.42%, 0.67% AND 0.42% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2009

                         HYPOTHETICAL
                          ANNUALIZED     BEGINNING      ENDING       EXPENSES
                            TOTAL         ACCOUNT      ACCOUNT     PAID DURING
                           RETURN          VALUE        VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                     5.00%       $1,000.00     $1,021.98       $2.85
--------------------------------------------------------------------------------
Class C                     5.00%       $1,000.00     $1,017.77       $7.08
--------------------------------------------------------------------------------
Class I                     5.00%       $1,000.00     $1,021.45       $3.38
--------------------------------------------------------------------------------
Class Y                     5.00%       $1,000.00     $1,022.72       $2.09
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57%, 1.42%, 0.67% AND 0.42% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund's portfolio holding schedule for the most recently completed period by visiting the Fund's website at www.aquilafunds.com. The Fund also discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on the 5th business day following the month end. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2009, $6,771,698 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 98.68% of total dividends paid during the fiscal year ended June 30, 2009, were exempt-interest dividends and the balance was ordinary dividend income.

      Prior to January 31, 2009, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2008 CALENDAR YEAR.

      Prior to January 31, 2010, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2009 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS(1)

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
INTERESTED TRUSTEE(4)

Diana P. Herrmann       Trustee since         Vice  Chair and Chief  Executive  Officer of          12      ICI Mutual Insurance
New York, NY            2005 and              Aquila  Management  Corporation,  Founder of                  Company
(02/25/58)              President             the Aquila  Group of Funds(5)  and parent of
                        since 1998            Aquila  Investment  Management LLC,  Manager
                                              since  2004,  President  since  1997,  Chief
                                              Operating  Officer,  1997-2008,  a  Director
                                              since   1984,   Secretary   since  1986  and
                                              previously  its  Executive  Vice  President,
                                              Senior  Vice  President  or Vice  President,
                                              1986-1997;  Chief Executive Officer and Vice
                                              Chair since 2004,  President  and Manager of
                                              the Manager since 2003, and Chief  Operating
                                              Officer of the  Manager,  2003-2008;  Chair,
                                              Vice  Chair,   President,   Executive   Vice
                                              President or Senior Vice  President of funds
                                              in the  Aquila  Group of Funds  since  1986;
                                              Director  of  the  Distributor  since  1997;
                                              Governor,  Investment  Company  Institute (a
                                              trade  organization for the U.S. mutual fund
                                              industry dedicated to protecting shareholder
                                              interests  and  educating  the public  about
                                              investing)  and  head  of  its  Small  Funds
                                              Committee  2004-2009;  active in  charitable
                                              and volunteer organizations.

John J. Partridge       Trustee               Founding Partner, Partridge Snow & Hahn LLP,          4       None
Providence, RI          since 2008            a law firm, Providence,  Rhode Island, since
(05/05/40)                                    1988, Senior Counsel, since January 1, 2007;
                                              Assistant  Secretary - Advisor to the Board,
                                              Narragansett  Insured  Tax-Free Income Fund,
                                              2005-2008,  Trustee  2002-2005;  director or
                                              trustee  of various  educational,  civic and
                                              charitable  organizations,  including  Ocean
                                              State Charities Trust,  Memorial Hospital of
                                              Rhode Island, and The Pawtucket Foundation.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
David A. Duffy          Chair of the          Chairman,  Rhode  Island  Convention  Center          2       Delta Dental of Rhode
North Kingstown, RI     Board                 Authority  since  2003;  director  (advisory                  Island
(08/07/39)              since 2009            board) of Citizens  Bank of Rhode Island and
                        and Trustee           Connecticut  since  1999;  retired  Founder,
                        since 1995            formerly President, Duffy & Shanley, Inc., a
                                              marketing  communications  firm,  1973-2003;
                                              Transition Chairman for Gov. Donald Carcieri
                                              (R.I.);  past  National  Chairman,  National
                                              Conference for Community and Justice (NCCJ);
                                              Past Chair,  Providence College  President's
                                              Council; Past Vice Chair, Providence College
                                              Board of  Trustees;  officer or  director of
                                              numerous civic and non-profit  organizations
                                              including Rhode Island Hospital.

Thomas A. Christopher   Trustee               Vice   President  of   Robinson,   Hughes  &          4       None
Danville, KY            since 2009            Christopher,  C.P.A.s,  P.S.C.,  since 1977;
(12/19/47)                                    President,  A Good  Place for Fun,  Inc.,  a
                                              sports  facility,  since 1987;  currently or
                                              formerly  active with  various  professional
                                              and community organizations.

James R. Ramsey         Trustee               President,  University of  Louisville  since          2       Community Bank and
Louisville, KY          since 2004            November   2002;   Professor  of  Economics,                  Trust, Pikeville, KY and
(11/14/48)                                    University  of   Louisville,   1999-present;                  Texas Roadhouse Inc.
                                              Kentucky  Governor's  Senior Policy  Advisor
                                              and State Budget Director,  1999-2002;  Vice
                                              Chancellor  for Finance and  Administration,
                                              the  University of North  Carolina at Chapel
                                              Hill,   1998  to   1999;   previously   Vice
                                              President for Finance and  Administration at
                                              Western  Kentucky  University,  State Budget
                                              Director for the  Commonwealth  of Kentucky,
                                              Chief State Economist and Executive Director
                                              for the Office of Financial  Management  and
                                              Economic  Analysis for the  Commonwealth  of
                                              Kentucky,    Adjunct    Professor   at   the
                                              University of Kentucky,  Associate Professor
                                              at   Loyola   University-New   Orleans   and
                                              Assistant   Professor  at  Middle  Tennessee
                                              State University.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Laureen L. White        Trustee               President,  Greater  Providence  Chamber  of          1       None
North Kingstown, RI     since 2005            Commerce,   since   2005,   Executive   Vice
(11/18/59)                                    President    2004-2005   and   Senior   Vice
                                              President, 1989-2002; Executive Counselor to
                                              the  Governor of Rhode Island for Policy and
                                              Communications, 2003-2004.

OTHER INDIVIDUALS
TRUSTEES EMERITUS(6)

Lacy B. Herrmann        Founder and           Founder and  Chairman  of the Board,  Aquila          N/A     N/A
New York, NY            Chairman              Management   Corporation,   the   sponsoring
(05/12/29)              Emeritus              organization  and  parent of the  Manager or
                        since 2005;           Administrator  and/or Adviser or Sub-Adviser
                        Chairman of           to each fund of the  Aquila  Group of Funds;
                        the Board             Chairman  of the  Manager  or  Administrator
                        of Trustees,          and/or  Adviser or Sub-Adviser to each since
                        1992-2005             2004;  Founder and Chairman Emeritus of each
                                              fund  in  the   Aquila   Group   of   Funds;
                                              previously  Chairman  and a Trustee  of each
                                              fund in the Aquila  Group of Funds since its
                                              establishment  until 2004 or 2005;  Director
                                              of the  Distributor  since 1981 and formerly
                                              Vice  President  or  Secretary,   1981-1998;
                                              Director or  trustee,  Premier  VIT,  1994 -
                                              2009;  Director  or trustee  of  Oppenheimer
                                              Quest Value Funds Group,  Oppenheimer  Small
                                              Cap Value  Fund,  Oppenheimer  Midcap  Fund,
                                              1987 - 2009, and Oppenheimer Rochester Group
                                              of  Funds,  1995 - 2009;  Trustee  Emeritus,
                                              Brown  University  and the  Hopkins  School;
                                              active in university,  school and charitable
                                              organizations.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Vernon R. Alden         Trustee               Retired;   former  director  or  trustee  of          N/A     N/A
Boston, MA              Emeritus              various  Fortune  500  companies,  including
(04/07/23)              since 2006            Colgate-Palmolive  and McGraw Hill; formerly
                                              President of Ohio  University  and Associate
                                              Dean  of  the  Harvard  University  Graduate
                                              School of Business Administration;  Trustee,
                                              Narragansett  Insured  Tax-Free Income Fund,
                                              1992-2006  and  Tax-Free  Trust  of  Oregon,
                                              1988-2001;  Trustee Emeritus, Tax-Free Trust
                                              of Oregon  since  2006;  member  of  several
                                              Japan-related  advisory councils,  including
                                              Chairman  of the Japan  Society  of  Boston;
                                              trustee of various cultural, educational and
                                              civic organizations.

William J. Nightingale  Trustee               Retired;  formerly Chairman,  founder (1975)          N/A     N/A
Rowayton, CT            Emeritus              and Senior Advisor until 2000 of Nightingale
(09/16/29)              since 2009            & Associates,  L.L.C., a general  management
                                              consulting    firm   focusing   on   interim
                                              management,   divestitures,   turnaround  of
                                              troubled companies,  corporate restructuring
                                              and financial advisory services;  Trustee of
                                              Churchill       Tax-Free       Fund       of
                                              Kentucky,1993-2007;  Trustee of Narragansett
                                              Insured Tax-Free Income Fund, 1991-2009, and
                                              Chair of the Board, 2005-2009.

OFFICERS

Charles E. Childs, III  Executive Vice        Executive Vice President of all funds in the          N/A     N/A
New York, NY            President             Aquila  Group of Funds and the  Manager  and
(04/01/57)              since 2003            the Manager's  parent since 2003;  Executive
                                              Vice President and Chief  Operating  Officer
                                              of the  Manager  and  the  Manager's  parent
                                              since 2008;  formerly Senior Vice President,
                                              corporate   development,   Vice   President,
                                              Assistant  Vice  President  and Associate of
                                              the Manager's parent since 1987; Senior Vice
                                              President,  Vice President or Assistant Vice
                                              President of the Aquila  Money-Market Funds,
                                              1988-2003.

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Maryann Bruce           Senior Vice           President, Aquila Distributors,  Inc., since          N/A     N/A
Cornelius, NC           President             2008;  Senior Vice  President of each of the
(04/01/60)              since 2009            equity and bond funds in the Aquila Group of
                                              Funds   since   2009;   Executive   Managing
                                              Director, Evergreen Investments,  2004-2007,
                                              President,  Evergreen  Investment  Services,
                                              Inc., 1999-2007; President and CEO, Allstate
                                              Financial  Distributors,   Inc.,  1998-1999;
                                              Senior Vice President and Director Financial
                                              Institution   Division,    OppenheimerFunds,
                                              Inc.,  1990-1998,  Regional Vice  President,
                                              1987-1990;  Vice  President  and Mutual Fund
                                              Marketing Manager,  J.C. Bradford & Company,
                                              1982-1987.

Stephen J. Caridi       Senior Vice           Vice  President  of  the  Distributor  since          N/A     N/A
New York, NY            President             1995;  Vice  President,   Hawaiian  Tax-Free
(05/06/61)              since 1998            Trust  since 1998;  Senior  Vice  President,
                                              Narragansett  Insured  Tax-Free  Income Fund
                                              since 1998, Vice President 1996-1997; Senior
                                              Vice  President,  Tax-Free  Fund of Colorado
                                              since 2004;  Vice  President,  Aquila  Rocky
                                              Mountain Equity Fund since 2006.

Robert W. Anderson      Chief                 Chief  Compliance  Officer  of the  Fund and          N/A     N/A
New York, NY            Compliance            each of the other funds in the Aquila  Group
(08/23/40)              Officer               of Funds,  the Manager  and the  Distributor
                        since 2004            since  2004,   Compliance   Officer  of  the
                        and Assistant         Manager  or  its   predecessor  and  current
                        Secretary             parent 1998-2004; Assistant Secretary of the
                        since 2000            Aquila Group of Funds since 2000.

Joseph P. DiMaggio      Chief                 Chief Financial  Officer of each fund in the          N/A     N/A
New York, NY            Financial             Aquila   Group  of  Funds   since  2003  and
(11/06/56)              Officer               Treasurer since 2000.
                        since 2003
                        and Treasurer
                        since 2000

                                                                                                NUMBER OF   OTHER DIRECTORSHIPS
                        POSITIONS                                                               PORTFOLIOS  HELD BY TRUSTEE (THE
                        HELD WITH                                                               IN FUND     POSITION HELD IS A
NAME,                   FUND AND              PRINCIPAL                                         COMPLEX     DIRECTORSHIP UNLESS
ADDRESS(2)              LENGTH OF             OCCUPATION(S)                                     OVERSEEN    INDICATED
AND DATE OF BIRTH       SERVICE(3)            DURING PAST 5 YEARS                               BY TRUSTEE  OTHERWISE.)
-----------------       ----------            -------------------                               ----------  -----------
Edward M. W. Hines      Secretary             Shareholder  of Butzel Long, a  professional          N/A     N/A
New York, NY            since 1992            corporation,  counsel  to  the  Fund,  since
(12/16/39)                                    2007;  Partner  of Hollyer  Brady  Barrett &
                                              Hines  LLP,  its   predecessor  as  counsel,
                                              1989-2007;  Secretary  of  each  fund in the
                                              Aquila Group of Funds.

John M. Herndon         Assistant             Assistant  Secretary  of  each  fund  in the          N/A     N/A
New York, NY            Secretary             Aquila  Group of Funds  since  1995 and Vice
(12/17/39)              since 1995            President of the three  Aquila  Money-Market
                                              Funds  since  1990;  Vice  President  of the
                                              Manager  or  its   predecessor  and  current
                                              parent since 1990.

Lori A. Vindigni        Assistant             Assistant  Treasurer  of  each  fund  in the          N/A     N/A
New York, NY            Treasurer             Aquila Group of Funds since 2000;  Assistant
(11/02/66)              since 2000            Vice   President   of  the  Manager  or  its
                                              predecessor  and current  parent since 1998;
                                              Fund  Accountant  for the  Aquila  Group  of
                                              Funds, 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Narragansett Insured Tax-Free Income Fund, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund. Mr. Partridge is an interested person of the Fund as a senior counsel of the law firm that performs legal services for the Sub-Adviser.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."
(6) A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  CITIZENS INVESTMENT ADVISORS,
  A DEPARTMENT OF RBS CITIZENS, N. A.
  One Citizens Plaza
  Providence, Rhode Island 02903

BOARD OF TRUSTEES
  David A. Duffy, Chair
  Thomas A. Christopher
  Diana P. Herrmann
  John J. Partridge
  James R. Ramsey
  Laureen L. White

OFFICERS
  Diana P. Herrmann, President
  Maryann Bruce, Senior Vice President
  Stephen J. Caridi, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio  43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $14,000 in 2008 and $14,700 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,100 in 2008 and 2009, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 8, 2009


By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 8, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 8, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 8, 2009



NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.